Unaudited Quarterly Results of Operations - Schedule of Quarterly Results (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 10, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Subscription and support		$ 32,102	$ 29,832	$ 28,085	$ 26,269	$ 25,011	$ 23,690	$ 21,968	$ 20,648		$ 116,288	$ 91,317	$ 65,164
Professional services		7,780	6,436	5,883	8,885	5,118	4,229	4,546	7,484		28,984	21,377	19,987
Total revenue		39,882	36,268	33,968	35,154	30,129	27,919	26,514	28,132		145,272	112,694	85,151
Cost of revenue
Subscription and support		5,791	5,319	5,564	5,885	6,097	5,387	5,029	4,669		22,559	21,182	15,129
Professional services		5,222	4,457	4,189	3,777	3,864	3,152	2,882	2,798		17,645	12,696	9,520
Total cost of revenue		11,013	9,776	9,753	9,662	9,961	8,539	7,911	7,467		40,204	33,878	24,649
Gross profit		28,869	26,492	24,215	25,492	20,168	19,380	18,603	20,665		105,068	78,816	60,502
Operating expenses
Research and development		13,496	12,766	12,196	12,008	11,911	11,175	10,772	10,287		50,466	44,145	34,116
Sales and marketing		18,632	20,903	16,329	13,705	14,063	16,248	12,747	10,440		69,569	53,498	41,067
General and administrative		8,538	7,153	6,291	6,734	5,797	4,572	5,186	4,228		28,716	19,783	14,601
Total operating expenses		40,666	40,822	34,816	32,447	31,771	31,995	28,705	24,955		148,751	117,426	89,784
Loss from operations		(11,797)	(14,330)	(10,601)	(6,955)	(11,603)	(12,615)	(10,102)	(4,290)		(43,683)	(38,610)	(29,282)
Interest expense		(508)	(494)	(513)	(510)	(763)	(700)	(316)	(265)		(2,025)	(2,044)	(366)
Other income and (expense), net		2,014	163	191	(66)	(259)	(67)	(145)	3		2,302	(468)	104
Loss before provision for income taxes		(10,291)	(14,661)	(10,923)	(7,531)	(12,625)	(13,382)	(10,563)	(4,552)		(43,406)	(41,122)	(29,544)
(Benefit) provision for income taxes		2	(31)	106	(84)	32	0	0	0		(7)	32	0
Net loss	$ (5,909)	$ (10,293)	$ (14,630)	$ (11,029)	$ (7,447)	$ (12,657)	$ (13,382)	$ (10,563)	$ (4,552)	$ (35,246)	$ (43,399)	$ (41,154)	$ (29,544)